LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE
LOSS PER SHARE

15.LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	For the years ended December 31,
	2025	2024	2023
Net Loss Attributable to Kaixin’s Shareholders	$(53,907)	$(40,972)	$(53,563)

Loss Per Share
Basic and diluted	$(24.20)	$(781.64)	$(4,213.21)
Weighted Average Shares Used in Calculating Net Loss Per Share
Basic and diluted	2,227,765	52,418	12,713

Since the Group suffered a net loss for the years ended December 31, 2025, 2024 and 2023, the potential dilutive securities were not included in the calculation of dilutive net loss per share where their inclusion would be anti-dilutive. And no dilutive security was issued for the years ended December 31, 2025, 2024 and 2023, and there was no difference between the Group’s basic and diluted net loss per share for the periods presented. The potential dilutive securities that were not included in the calculation of dilutive loss per share were 6, 6 and 6 Class A Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation), respectively, for the years ended December 31, 2025, 2024 and 2023, as inclusion would have been anti-dilutive.